Note 6 - Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	June 30, 2016	December 31, 2015

Deferred payroll and related expenses	$325	$169
Product and process development expenses	231	259
Professional services	42	75
Clinical trial related expense	42	—
Other	3	2
Total accrued liabilities	$643	$505